CONSOLIDATED STATEMENT OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Activities
Net income	$ 5,336	$ 5,159	$ 4,402
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	2,875	1,750	1,300
Depreciation and amortization	878	1,040	1,138
Amortization (accretion) of premium and discount on investment securities, net	594	366	(217)
Amortization of net deferred loan origination fees	(253)	(161)	(153)
Investment securities losses, net	16	13	142
Origination of loans held for sale	(12,210)	(11,375)	(24,773)
Proceeds from sale of loans	12,516	11,729	25,374
Mortgage loans held for sale gains, net	(306)	(354)	(601)
Impairment of other real estate owned	726
(Increase) decrease in accrued interest receivable	83	(46)	208
Decrease in accrued interest payable	(137)	(401)	(78)
Deferred federal income taxes	(965)	(728)	(338)
Earnings on bank-owned life insurance	(439)	(423)	(408)
(Increase) decrease in prepaid FDIC insurance	522	694	(2,309)
Stock compensation expense	130
Other, net	252	(135)	(810)
Net cash provided by operating activities	9,618	7,128	2,877
Investment securities available for sale:
Proceeds from sales, calls or mergers	7,244	5,478	1,262
Proceeds from maturities or paydown	116,067	239,397	194,694
Purchases	(138,027)	(252,338)	(202,168)
Redemption of Federal Home Loan Bank stock	162	19
Purchase of Federal Home Loan Bank stock	(617)	(3)	(66)
Net increase in loans	(27,552)	(16,007)	(29,380)
Investment in limited partnership	(360)		(2,729)
Purchase of fixed annuity		(1,500)
Purchase of bank-owned life insurance	(141)		(279)
Proceeds from sale of other real estate owned	34	333	687
Purchase of premises and equipment	(191)	(396)	(896)
Net cash used for investing activities	(43,381)	(25,017)	(38,875)
Financing Activities
Net increase in deposits	29,550	11,618	61,127
Increase (decrease) in short-term borrowings	7,680	2,032	(2,697)
Proceeds from other borrowed funds	2,500		1,850
Repayment of other borrowed funds	(4,434)	(4,850)	(4,746)
Purchase of treasury stock			(35)
Proceeds from exercise of stock options	49	740	37
Cash dividends paid	(2,311)	(2,286)	(2,244)
Net cash provided by financing activities	33,034	7,254	53,292
Increase (decrease) in cash and cash equivalents	(729)	(10,635)	17,294
Cash and cash equivalents at beginning of year	10,652	21,287	3,993
Cash and cash equivalents at end of year	$ 9,923	$ 10,652	$ 21,287